RELATED PARTY TRANSACTIONS BALANCES	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS BALANCES

NOTE 9– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the three months ended March 31, 2024 and the three months ended March 31, 2023 is set out below:

	March 31, 2024	March 31, 2023
salary (cost of sales)	122,910	20,498
consulting (research and development)	30,488	-
consulting (professional fees)	40,963	-
share based payments	53,567	44,441
salary (general and administrative expenses)	213,343	146,250
	$461,271	$211,189

As at March 31, 2024, $873 was owed from shareholders of the company (December 31, 2023– $843). Amounts owed were recorded in accounts receivable are non-interest bearing and unsecured.

As at March 31, 2024, $364,843 was owed to directors of the Company (December 31, 2023– $450,048). Amounts due are non-interest bearing and unsecured.